CREDIT FACILITIES (Details)						3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 15, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 07, 2023 USD ($) Rate	Jun. 30, 2023 USD ($)	May 08, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 28, 2023 USD ($)
Debt Instrument [Line Items]
Lines of credit		$ 520,000,000				$ 248,000,000		$ 248,000,000		$ 520,000,000	$ 146,820,000
Amortization and write-off of deferred financing fees								1,551,000	$ 4,279,000	6,068,000	1,205,000	$ 902,000
IPO
Debt Instrument [Line Items]
Net proceeds from issuance of stock	$ 423,000,000
Line of Credit
Debt Instrument [Line Items]
Deferred financing costs		15,099,000				15,099,000		15,099,000		15,099,000	4,218,000
Amortization and write-off of deferred financing fees						755,000	$ 165,000	1,510,000	352,000	889,000
Accumulated amortization, debt issuance costs		193,000				1,703,000		1,703,000		193,000	$ 2,811,000
The Working Capital Loan | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity													$ 17,500,000
Interest rate													9.00%
Proceeds from loan					$ 15,000,000
Outstanding balance		0				0		0		0
The 2023 Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		600,000,000				600,000,000		600,000,000		600,000,000
Proceeds from loan			$ 460,000,000
Deferred financing costs		9,662,000								9,662,000
Repayments of long-term debt		142,000,000		$ 142,000,000
Debt to income ratio, maximum | Rate			300.00%
Interest rent coverage ratio, minimum | Rate			110.00%
Lines of credit		520,000,000				248,000,000		248,000,000		520,000,000
Remaining borrowing capacity		80,000,000				$ 340,350,000		$ 340,350,000		80,000,000
Repayments of long-term lines of credit	$ 370,000,000
Portion used for repayments of long term line of credit	0.875
The 2023 Credit Agreement | Line of Credit | Minimum
Debt Instrument [Line Items]
Commitment fee percentage			0.25%
The 2023 Credit Agreement | Line of Credit | Maximum
Debt Instrument [Line Items]
Commitment fee percentage			0.45%
The 2023 Credit Agreement | Line of Credit | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Credit spread adjustment on variable rate			0.0010	0.0010
The 2023 Credit Agreement | Line of Credit | Secured Overnight Financing Rate (SOFR) | Minimum
Debt Instrument [Line Items]
Spread on base rate			2.25%	2.50%
The 2023 Credit Agreement | Line of Credit | Secured Overnight Financing Rate (SOFR) | Maximum
Debt Instrument [Line Items]
Spread on base rate			3.25%	3.50%
The 2023 Credit Agreement | Line of Credit | Base Rate | Minimum
Debt Instrument [Line Items]
Spread on base rate			1.25%	1.50%
The 2023 Credit Agreement | Line of Credit | Base Rate | Maximum
Debt Instrument [Line Items]
Spread on base rate			2.25%	2.50%
The 2023 Credit Agreement | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 600,000,000	$ 150,000,000			150,000,000		150,000,000
Proceeds from loan		$ 75,000,000		$ 75,000,000
The 2023 Credit Agreement | Line of Credit | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Commitment fee percentage				0.30%
The 2023 Credit Agreement | Line of Credit | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Commitment fee percentage				0.50%
The 2023 Credit Agreement | Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity			50,000,000	$ 30,000,000			30,000,000		30,000,000
The 2023 Credit Agreement | Line of Credit | Swingline Loan
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 20,000,000	20,000,000			20,000,000		20,000,000
The 2023 Credit Agreement | Line of Credit | Secured Debt
Debt Instrument [Line Items]
Proceeds from loan				275,000,000
Debt instrument, face amount				$ 275,000,000			$ 275,000,000		$ 275,000,000
The 2023 Credit Agreement | Line of Credit | Line of Credit and Long-term Debt
Debt Instrument [Line Items]
Deferred financing costs, writeoff										3,109,000
The 2023 Credit Agreement | Line of Credit | Line of Credit and Long-term Debt, Amended
Debt Instrument [Line Items]
Deferred financing costs, writeoff										$ 519,000